Fixed assets - Additional Information (Details) $ in Thousands	2 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended
	Feb. 26, 2016 USD ($)	Feb. 23, 2016 USD ($)	Jul. 24, 2014 USD ($)	Aug. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 24, 2016 USD ($)	Sep. 10, 2014 USD ($)
Property Plant And Equipment
Number of vessels					36
Above market acquired charters acquisition					$ 4,267
Advances for vessels under construction - related party					0	$ 18,172
Excess between the fair value of the contracted vessels and the contractual cash consideration					$ 0	0	$ 36,417
2013 Credit Facility
Property Plant And Equipment
Line of credit facility amount drawn down						115,000
Master Agreement
Property Plant And Equipment
Number of vessels			5
Fair value of vessels under construction acquired				$ 347,917
Advances for vessels under construction - related party						7,921			$ 30,224
Excess between the fair value of the contracted vessels and the contractual cash consideration				$ 36,417		10,251
Contracted price			$ 311,500
Master Agreement Product Carriers
Property Plant And Equipment
Number of vessels			2
DWT			50,000
Master Agreement Post Panamax Container Carriers
Property Plant And Equipment
Number of vessels			3
TEU			9,100
M/T Active
Property Plant And Equipment
Date of vessel acquisition					Mar. 31, 2015
DWT					50,136
M/V CMA CGM Amazon
Property Plant And Equipment
Date of vessel acquisition					Jun. 10, 2015
DWT					115,145
M/T Amadeus
Property Plant And Equipment
Date of vessel acquisition					Jun. 30, 2015
DWT					50,108
M/V CMA CGM Uruguay
Property Plant And Equipment
Date of vessel acquisition					Sep. 18, 2015
DWT					115,639
M/T Active, M/V Akadimos (renamed to "CMA CGM Amazon"), MT Amadeus and M/V Adonis (renamed to ''CMA CGM Uruguay''
Property Plant And Equipment
Cash consideration for acquisition of vessel						230,000
Amount of available cash paid for acquisition of vessel						115,000
Fair value of vessels acquired						256,166
Advances for vessels under construction - related party							22,303
Excess between the fair value of the contracted vessels and the contractual cash consideration							$ 26,166
M/T Active, M/V Akadimos (renamed to "CMA CGM Amazon"), MT Amadeus and M/V Adonis (renamed to ''CMA CGM Uruguay'' | 2013 Credit Facility
Property Plant And Equipment
Line of credit facility amount drawn down						$ 115,000
M/T Alkiviadis, M/T Anemos I, M/T Amore Mio II, M/T Miltiadis M II and M/T Arionas
Property Plant And Equipment
Number of vessels					5
Vessel improvement costs capitalized					$ 1,817
M/T Agisilaos, M/T Avax, M/T Akeraios, M/T Apostolos, M/V Archimidis and M/V Agamemnon
Property Plant And Equipment
Number of vessels						6
Vessel improvement costs capitalized						$ 826
M/T Amor
Property Plant And Equipment
Fair value of vessels acquired								$ 31,600
M/V CMA CGM Magdalena
Property Plant And Equipment
DWT					115,639
Cash consideration for acquisition of vessel	$ 81,500
Amount of available cash paid for acquisition of vessel	46,500
Fair value of vessels acquired	88,545
Above market acquired charters acquisition					$ 3,206
M/V CMA CGM Magdalena | 2013 Credit Facility
Property Plant And Equipment
Line of credit facility amount drawn down	$ 35,000	$ 35,000
Number of vessels acquired out of the total agreed | Master Agreement
Property Plant And Equipment
Number of vessels					1	4